UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley Cymbol
Title: Chief Financial Officer
Phone: 646-563-7620

Signature, Place, and Date of Signing:
Bradley Cymbol  New York, NY  November 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:24
Form 13F Information Table Value Total:  $ 282,233


						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
BANCORP INC	COM	05969A105	 25,478 	2480861	SH		SOLE		2480861
BANNER CORPORATION	COM	06652V109	 24,097 	887584	SH		SOLE		887584
BOFI HOLDING INC	COM	05566U108	 499 	19175	SH		SOLE		19175
CAPITAL CITY BANK GROUP INC	COM	139674105	 4,300 	404170	SH		SOLE		404170
EVERBANK FINANCIAL CORP	COM	29977G102	 11,962 	868735	SH		SOLE		868735
FIRST ACCEPTANCE CORP	COM	318457108	 288 	247652	SH		SOLE		247652
FIRST OPPORTUNITY FUND INC	COM	33587T108	 76 	10000	SH		SOLE		10000
FIRST UNITED CORP	COM	33741H107	 616 	97719	SH		SOLE		97719
HILLTOP HOLDINGS INC	COM	432748101	 3,559 	280000	SH		SOLE		280000
MERCANTILE BANK CORP	COM	587376104	 4,240 	247389	SH		SOLE		247389
NEWBRIDGE BANCORP ORD	COM	65080T102	 1,204 	248665	SH		SOLE		248665
NEWSTAR FINANCIAL INC	COM	65251F105	 47,230 	3939112	SH		SOLE		3939112
PRIMUS GUARANTY LTD	COM	G72457107	 32,492 	4011314	SH		SOLE		4011314
REPUBLIC BANCORP INC - CLASS A	COM	760281204	 2,472 	112607	SH		SOLE		112607
SEACOAST BANKING CORP INC	COM	811707306	 2,939 	1848133	SH		SOLE		1848133
SUFFOLK BANKCORP ORD	COM	864739107	 3,993 	272351	SH		SOLE		272351
SUN BANCORP INC	COM	86663B102	 10,700 	3175016	SH		SOLE		3175016
SYNOVUS FINANCIAL CORP	COM	87161C105	 33,973 	14334744	SH		SOLE		14334744
TAYLOR CAPITAL GROUP INC	COM	876851106	 30,045 	1754939	SH		SOLE		1754939
TREE COM INC	COM	894675107	 6,906 	440722	SH		SOLE		440722
UNITED COMMUNITY BANKS GA	COM	90984P303	 14,315 	1706170	SH		SOLE		1706170
BANK OF AMERICA CORP A WARRANTS	*W EXP 01/16/201	060505146	 17,757 	5030200	SH		SOLE		5030200
BANK OF AMERICA CORP B WARRANTS	*W EXP 10/28/201	060505153	 505 	711000	SH		SOLE		711000
ZIONS BANCORPORATION WARRANTS	*W EXP 05/22/202	989701115	 2,587 	770000	SH		SOLE		770000
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